Commitments and Contingencies - Summary Of Future Minimum Annual Obligations Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Apr. 20, 2026	Dec. 31, 2025	Apr. 05, 2021
Commitments and Contingencies Disclosure [Abstract]
2026	$ 1,833		$ 2,607
2027	2,174		2,685
2028	708		2,766
2029			2,849
2030			2,934
Thereafter			2,005
Total minimum payments required	4,715		15,846
Less: imputed interest	(382)		(1,734)
Total	$ 4,333	$ 4,400	$ 14,112	$ 20,700